Cover	May 07, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity File Number	811-004700
Entity Registrant Name	The Gabelli Equity Trust Inc.
Entity Central Index Key	0000794685
Entity Tax Identification Number	22-2736509
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	800
Local Phone Number	422-3554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares of Beneficial Interest
Title of 12(b) Security	Common Stock
Trading Symbol	GAB
Security Exchange Name	NYSE
Series G Cumulative Preferred Stock
Title of 12(b) Security	Series G Cumulative Preferred Stock
Trading Symbol	GAB Pr G
Security Exchange Name	NYSE
Series H Cumulative Preferred Shares
Title of 12(b) Security	Series H Cumulative Preferred Stock
Trading Symbol	GAB Pr H
Security Exchange Name	NYSE
Series K Cumulative Preferred Shares
Title of 12(b) Security	Series K Cumulative Preferred Stock
Trading Symbol	GAB Pr K
Security Exchange Name	NYSE